SEMI-ANNUAL REPORT


                                      SM&R


                             SM&R INVESTMENTS, INC.
                               FIXED INCOME FUNDS


                              GOVERNMENT BOND FUND


                                  PRIMARY FUND


                                  TAX FREE FUND


                                MONEY MARKET FUND


       "Financial statement contained herein are included for the general information of our shareholders.  This report is not authorized for distribution to prospective investors unless preceded or
                      accompanied by an effective prospectus."




                                                              Semi-Annual Report
                                                               February 28, 1999

SCHEDULE OF INVESTMENTS  February 28, 1999  (Unaudited)
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND

                                                              INTEREST/
                                                  MATURITY     STATED       FACE
COMMERCIAL PAPER                                    DATE       RATE(%)     AMOUNT      VALUE
GOVERNMENT AGENCIES--1.88%
Federal Home Loan Mortgage Corporation             03/18/99        4.75%  $ 257,000  $  256,354
Federal Home Loan Mortgage Corporation             04/01/99        4.75%    100,000      99,564
World Banks                                        03/01/99        4.75%    100,000      99,974
                                                                                     ----------
                                                      TOTAL COMMERCIAL PAPER--1.88%
                                                                    (Cost $455,892)     455,892
                                                                                     ----------

CORPORATE BONDS
AUTO & TRUCK MANUFACTURERS--4.18%
General Motors Corporation                         05/01/08        6.375% 1,000,000   1,012,216
BANKS--4.11%
Chase Manhattan Corporation                        02/15/08        6.375% 1,000,000     997,366
COMMUNICATION EQUIPMENT--2.23%
Tele-Communications, Incorporated                  01/15/03        8.25%    500,000     539,810
FINANCIAL SERVICES--17.17%
Bear Stearns Companies, Incorporated               03/30/03        6.20%    175,000     173,940
CNA Financial Corporation                          01/15/08        6.45%  1,000,000     952,913
Household Finance Corporation                      06/17/08        6.40%  1,000,000     995,656
Morgan Stanley, Dean Witter & Discover             03/01/07        6.875% 1,000,000   1,031,035
Salomon, Incorporated                              03/01/00        6.50%  1,000,000   1,005,831
                                                                                     ----------
                                                                                      4,159,375
MEDICAL SERVICES--4.16%
Aetna Services, Incorporated                       08/15/36        6.97%  1,000,000   1,007,403
                                                                                     ----------
                                                      TOTAL CORPORATE BONDS--31.85%
                                                                  (Cost $7,828,100)   7,716,170
                                                                                     ----------
U S GOVERNMENT AGENCY AND
U S GOVERNMENT SECURITIES
U S GOVERNMENT AGENCY SECURITIES--62.30%
Federal Home Loan Bank                             08/05/04        7.38%  1,000,000   1,074,741
Federal Home Loan Bank                             08/19/04        7.57%  1,000,000   1,084,003
Federal Home Loan Bank                             10/25/05        6.23%    150,000     153,750
Federal Home Loan Mortgage Corporation             08/01/05        6.75%    165,000     173,529
Federal Home Loan Mortgage Corporation             09/15/06        7.00%    213,934     216,178
Federal Home Loan Mortgage Corporation             11/15/06        7.00%  1,500,000   1,514,688
Federal Home Loan Mortgage Corporation             03/15/07        7.00%  1,000,000   1,015,367
Federal Home Loan Mortgage Corporation             09/15/07        7.00%  1,000,000   1,023,423
Federal Home Loan Mortgage Corporation             08/15/08        7.00%  1,600,000   1,619,134
Federal National Mortgage Association              02/11/02        7.50%  1,585,000   1,669,192
Federal National Mortgage Association              04/22/02        7.55%    200,000     211,368
Federal National Mortgage Association              09/12/05        6.55%    100,000     104,184
Federal National Mortgage Association              02/02/07        7.50%  1,500,000   1,517,467
Federal National Mortgage Association              02/07/07        7.49%    250,000     253,295
Federal National Mortgage Association              04/10/07        7.70%    300,000     306,053
Federal National Mortgage Association              07/25/07        7.00%  1,000,000   1,015,237
Federal National Mortgage Association              11/18/15        6.35%    820,204     825,494

SCHEDULE OF INVESTMENTS  February 28, 1999  (Unaudited)
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND, CONTINUED

                                                              INTEREST/
U S GOVERNMENT AGENCY AND                         MATURITY     STATED       FACE
U S GOVERNMENT SECURITIES                           DATE       RATE(%)     AMOUNT      VALUE

Tennessee Valley Authority                         12/15/17        6.25%  $ 300,000  $  304,956
Vendee Mortgage Trust VA99-1 2A                    09/15/15        6.50%  1,000,000   1,009,062
                                                                                     ----------
                                                                                     15,091,121
U S GOVERNMENT SECURITIES--2.62%
U S Treasury Bonds                                 02/15/26        6.00%    500,000     514,375
U S Treasury Bonds                                 08/15/28        5.50%    125,000     121,133
                                                                                     ----------
                                                                                        635,508
                                                                                     ----------
                  TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES--64.92%
                                                                 (Cost $15,185,032)  15,726,629
                                                                                     ----------
                                                          TOTAL INVESTMENTS--98.65%
                                                                 (Cost $23,469,024)  23,898,691
                                     CASH AND OTHER ASSETS, LESS LIABILITIES--1.35%     325,991
                                                                                     ----------
                                                          TOTAL NET ASSETS--100.00%  $24,224,682
                                                                                     ----------
                                                                                     ----------

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 28, 1999  (Unaudited)
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND

ASSETS
Investment in securities, at value                                                            $  23,898,691
Cash                                                                                                109,517
Prepaid expenses                                                                                     37,339
Receivable for:
  Investment securities sold                                                                         21,040
  Capital stock sold                                                                                  3,934
  Interest                                                                                          206,276
  Expense reimbursement                                                                               1,977
Other assets                                                                                          2,782
                                                                                              -------------
                                                                                TOTAL ASSETS     24,281,556
                                                                                              -------------
LIABILITIES
  Capital stock reacquired                                                                           35,000
Accrued:
  Investment advisory fee                                                                             9,374
  Service fee                                                                                         4,687
Other liabilities                                                                                     7,813
                                                                                              -------------
                                                                           TOTAL LIABILITIES         56,874
                                                                                              -------------
                                               NET ASSETS (applicable to shares outstanding)  $  24,224,682
                                                                                              -------------
                                                                                              -------------
NET ASSETS:
Class A                                                                                       $       4,081
-----------------------------------------------------------------------------------------------------------
Class B                                                                                       $       5,939
-----------------------------------------------------------------------------------------------------------
Class C                                                                                       $         993
-----------------------------------------------------------------------------------------------------------
Class T                                                                                       $  24,213,669
-----------------------------------------------------------------------------------------------------------
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                                                    100,000,000
  Outstanding                                                                                       388.852
-----------------------------------------------------------------------------------------------------------
Class B:
  Authorized                                                                                    100,000,000
  Outstanding                                                                                       566.485
-----------------------------------------------------------------------------------------------------------
Class C:
  Authorized                                                                                    100,000,000
  Outstanding                                                                                        94.794
-----------------------------------------------------------------------------------------------------------
Class T:
  Authorized                                                                                     23,000,000
  Outstanding                                                                                 2,322,426.362
-----------------------------------------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share                                              $       10.49
  Offering price per share: (Net Assets value of $10.49 / 95.25%)                             $       11.01
-----------------------------------------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                                                $       10.48
-----------------------------------------------------------------------------------------------------------
Class C:
  Net asset value and redemption price per share                                              $       10.48
  Offering price per share: (Net Assets value of $10.48 / 99.00%)                             $       10.59
-----------------------------------------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share                                              $       10.43
  Offering price per share: (Net Assets value of $10.43 / 95.5%)                              $       10.92
-----------------------------------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Six Months Ended February 28, 1999  (Unaudited)
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND

INVESTMENT INCOME
Interest                                                                              $  780,629
EXPENSES
Investment advisory fees                                                                  59,658
Service fees                                                                              29,829
Professional fees                                                                          7,145
Custody and transaction fees                                                               8,630
Directors' fees                                                                            4,930
Qualification fees                                                                        13,087
Shareholder reporting expenses                                                               870
Insurance expenses                                                                         1,148
Other                                                                                         71
                                                                                     ------------
                                                                     TOTAL EXPENSES      125,368
                                                           LESS EXPENSES REIMBURSED       (3,747)
                                                                                     ------------
                                                                       NET EXPENSES      121,621
                                                                                     ------------
INVESTMENT INCOME--NET                                                                   659,008
                                                                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                                        15,753
  Change in unrealized depreciation of investments for the period                       (410,940)
                                                                                     ------------
NET LOSS ON INVESTMENTS                                                                 (395,187)
                                                                                     ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $  263,821
                                                                                     ------------
                                                                                     ------------

STATEMENT OF CHANGES IN NET ASSETS  (Unaudited)
--------------------------------------------------------------------------------

                                                                                            SIX MONTHS
                                                                                               ENDED        YEAR ENDED
                                                                                           FEBRUARY 28,     AUGUST 31,
                                                                                               1999            1998
                                                                                          ---------------  -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                                                   $     659,008   $   1,457,183
  Net realized gain on investments                                                                15,753         103,599
  Change in unrealized appreciation (depreciation)                                              (410,940)        340,609
                                                                                          ---------------  -------------
  Net increase in net assets resulting from operations                                           263,821       1,901,391
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                                                          (21)             --
    Class B                                                                                          (25)             --
    Class C                                                                                           (7)             --
    Class T                                                                                     (666,641)     (1,500,708)
                                                                                          ---------------  -------------
    Total distributions to shareholders                                                         (666,694)     (1,500,708)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                                                        4,149              --
    Class B                                                                                        6,025              --
    Class C                                                                                        1,007              --
    Class T                                                                                      634,839        (102,449)
                                                                                          ---------------  -------------
    Total net capital share transactions                                                         646,020        (102,449)
                                                                                          ---------------  -------------
TOTAL INCREASE                                                                                   243,147         298,234
NET ASSETS
  Beginning of Period                                                                         23,981,535      23,683,301
                                                                                          ---------------  -------------
  End of Period                                                                            $  24,224,682   $  23,981,535
                                                                                          ---------------  -------------
                                                                                          ---------------  -------------

See notes to financial statements.

FINANCIAL HIGHLIGHTS  (Unaudited)
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

GOVERNMENT BOND FUND

                                                                             CLASS T SHARES
                                        ----------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED
                                        FEBRUARY 28,                             YEAR ENDED AUGUST 31,
                                        -------------  -------------------------------------------------------------------------
                                            1999           1998           1997           1996           1995           1994
                                        -------------  -------------  -------------  -------------  -------------  -------------
Net Asset Value, Beginning of Period    $   10.60      $   10.42      $   10.14      $   10.51      $   10.07      $   10.87
Investment income--net                       0.29           0.64           0.67           0.65           0.70           0.54
Net realized and unrealized gain
 (loss) on investments                      (0.17)          0.20           0.26          (0.37)          0.44          (0.79)
                                        -------------  -------------  -------------  -------------  -------------  -------------
      Total from Investment Operations       0.12           0.84           0.93           0.28           1.14          (0.25)
Less distributions from
  Investment income--net                    (0.29)         (0.66)         (0.65)         (0.65)         (0.70)         (0.55)
                                        -------------  -------------  -------------  -------------  -------------  -------------
                   Total Distributions      (0.29)         (0.66)         (0.65)         (0.65)         (0.70)         (0.55)
                                        -------------  -------------  -------------  -------------  -------------  -------------
Net Asset Value, End of Period          $   10.43      $   10.60      $   10.42      $   10.14      $   10.51      $   10.07
                                        -------------  -------------  -------------  -------------  -------------  -------------
                                        -------------  -------------  -------------  -------------  -------------  -------------
Total Return                                 1.12%**        8.31%          9.37%          2.63%         11.85%         (2.41)%
                                        -------------  -------------  -------------  -------------  -------------  -------------
                                        -------------  -------------  -------------  -------------  -------------  -------------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL
 DATA
Net Assets, end of period (000's
 omitted)                               $  24,225      $  23,982      $  23,683      $  21,127      $  20,466      $  19,790
Ratio of expenses to average net
 assets                                      1.02%*         1.00%          1.00%          1.00%          0.70%          1.12%
Ratio of net investment income to
 average net assets                          5.50%*         6.08%          6.46%          6.17%          6.90%          5.11%
Portfolio turnover rate                      9.23%         32.71%          9.06%         30.17%          2.20%         45.48%

                                                                    CLASS A           CLASS B           CLASS C
                                                                     SHARES            SHARES            SHARES
                                                                ----------------  ----------------  ----------------
                                                                  PERIOD FROM       PERIOD FROM       PERIOD FROM
                                                                JANUARY 1, 1999   JANUARY 1, 1999   JANUARY 1, 1999
                                                                       TO                TO                TO
                                                                  FEBRUARY 28,      FEBRUARY 28,      FEBRUARY 28,
                                                                ----------------  ----------------  ----------------

                                                                      1999              1999              1999
                                                                ----------------  ----------------  ----------------
Net Asset Value, Beginning of Period                             $   10.62         $   10.62         $   10.62
Investment income--net                                                0.05              0.07              0.06
Net realized and unrealized gain (loss) on investments               (0.13)            (0.14)            (0.13)
                                                                   -------           -------           -------
                              Total from Investment Operations       (0.08)            (0.07)            (0.07)
Less distributions from
  Investment income--net                                             (0.05)            (0.07)            (0.07)
                                                                   -------           -------           -------
                                           Total Distributions       (0.05)            (0.07)            (0.07)
                                                                   -------           -------           -------
Net Asset Value, End of Period                                   $   10.49         $   10.48         $   10.48
                                                                   -------           -------           -------
                                                                   -------           -------           -------
Total Return **                                                      (0.71)%           (0.62)%           (0.66)%
                                                                   -------           -------           -------
                                                                   -------           -------           -------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)                        $   4,081         $   5,940         $     993
Ratio of expenses to average net assets *                             1.26%             1.82%             2.12%
Ratio of net investment income to average net assets *                5.11%             4.85%             4.42%
Portfolio turnover rate                                               9.23%             9.23%             9.23%

*   Ratios annualized

**  Returns are not annualized

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 1999  (Unaudited)
--------------------------------------------------------------------------------
PRIMARY FUND

                                                              INTEREST/
                                                  MATURITY   STATED RATE       FACE
                                                    DATE         (%)          AMOUNT       VALUE
COMMERCIAL PAPER
APPAREL--4.05%
VF Corporation                                     03/01/99        5.00%    $1,410,000  $ 1,410,000
BUILDING SUPPLIES--2.89%
Armstrong World Industries                         03/15/99        4.98%     1,010,000    1,008,041
CHEMICALS--6.99%
ICI Wilmington                                     03/23/99        5.00%     1,246,000    1,242,189
PraxAir Incorporated                               03/04/99        4.94%     1,193,000    1,192,507
                                                                                        -----------
                                                                                          2,434,696
CONSTRUCTION--4.29%
Centex Corporation                                 03/29/99        5.00%     1,499,000    1,493,161
CONTAINERS--2.09%
Crown Cork & Seal Company, Incorporated            03/31/99        4.98%       730,000      726,963
ELECTRIC POWER--8.75%
Minnesota Power & Light Company                    03/19/99        5.00%     1,700,000    1,695,736
Western Resources, Incorporated                    03/17/99        4.98%     1,355,000    1,351,996
                                                                                        -----------
                                                                                          3,047,732
ENERGY--MISCELLANEOUS--2.79%
Penn Fuel Corporation                              04/05/99        5.05%       975,000      970,210
ENVIRONMENTAL--2.89%
Browning Ferris Industries                         03/22/99        4.93%     1,010,000    1,007,091
FINANCIAL SERVICES--19.06%
Comdisco, Incorporated                             03/24/99        5.00%     1,136,000    1,132,358
Dana Credit Corporation                            04/06/99        4.98%     1,700,000    1,691,506
GATX Capital Corporation                           03/16/99        5.02%     1,504,000    1,500,846
Kerr McGee Credit Corporation                      03/12/99        5.05%     1,119,000    1,117,262
Sprint Capital Corporation                         03/18/99        4.98%     1,200,000    1,197,165
                                                                                        -----------
                                                                                          6,639,137
FOOD PRODUCERS--3.93%
ConAgra, Incorporated                              03/10/99        4.94%     1,370,000    1,368,302
FOOD RETAILERS--4.30%
Safeway, Incorporated                              03/30/99        4.95%     1,502,000    1,496,007
HOUSEHOLD PRODUCTS/HOUSEWARES--2.61%
Universal Corporation                              03/05/99        4.95%       908,000      907,498
LODGING/HOTELS--4.40%
Marriott International, Incorporated               03/03/99        4.95%     1,534,000    1,533,576
MEDICAL SERVICES--3.13%
Humana, Incorporated                               03/02/99        4.96%     1,090,000    1,089,849
OIL DOMESTIC--4.40%
Anadarko Petroleum Corporation                     03/11/99        4.94%     1,536,000    1,533,885
OIL SERVICES--3.18%
UOP                                                04/12/99        5.05%     1,114,000    1,107,415
PAPER/FOREST PRODUCTS--3.98%
Union Camp Corporation                             03/08/99        4.93%     1,388,000    1,386,664
PRINTING/PUBLISHING--4.12%
Cox Enterprises, Incorporated                      04/20/99        5.02%     1,446,000    1,435,914
RAILROADS--3.00%
CSX Corporation                                    03/25/99        4.98%     1,050,000    1,046,502
TRUCKING & SHIPPING--4.86%
Ryder Systems, Incorporated                        03/26/99        4.97%     1,700,000    1,694,128
UTILITY-ELECTRIC/MISCELLANEOUS--4.32%
Entech Incorporated                                03/09/99        5.00%     1,506,000    1,504,320
                                                                                        -----------
                                                            TOTAL INVESTMENTS--100.03%
                                                                    (Cost $34,841,091)   34,841,091
                                        LIABILITIES IN EXCESS OF OTHER ASSETS--(0.03%)      (10,530)
                                                                                        -----------
                                                             TOTAL NET ASSETS--100.00%  $34,830,561
                                                                                        -----------
                                                                                        -----------

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 28, 1999  (Unaudited)
--------------------------------------------------------------------------------
PRIMARY FUND

ASSETS
Investment in securities, at value                                                     $34,841,091
Cash                                                                                       230,935
Prepaid expenses                                                                            17,742
Receivable for:
  Capital stock sold                                                                        32,346
  Expense reimbursement                                                                      5,630
Other assets                                                                                 2,782
                                                                                       -----------
                                                                        TOTAL ASSETS    35,130,526
                                                                                       -----------
LIABILITIES
  Distribution payable                                                                       1,478
  Capital stock reacquired                                                                 266,052
Accrued:
  Investment advisory fee                                                                   13,626
  Service fee                                                                                6,813
Other liabilities                                                                           11,996
                                                                                       -----------
                                                                   TOTAL LIABILITIES       299,965
                                                                                       -----------
                                                                          NET ASSETS   $34,830,561
                                                                                       -----------
                                                                                       -----------
Shares of capital stock outstanding, (1,176,000,000 shares authorized, $.01 par
 value per share)                                                                       34,836,348
                                                                                       -----------
                                                                                       -----------
Net asset value                                                                        $      1.00
                                                                                       -----------
                                                                                       -----------

STATEMENT OF OPERATIONS  Six Months Ended February 28, 1999  (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                                                $ 990,480
EXPENSES
Investment advisory fees                                                                   88,206
Service fees                                                                               44,103
Professional fees                                                                           2,062
Custody and transaction fees                                                               11,486
Directors' fees                                                                             5,680
Qualification fees                                                                         15,451
Shareholder reporting expenses                                                              2,281
Insurance expenses                                                                          1,339
Other                                                                                       2,014
                                                                                       -----------
                                                                       TOTAL EXPENSES     172,622
                                                             LESS EXPENSES REIMBURSED     (31,796)
                                                                                       -----------
                                                                         NET EXPENSES     140,826
                                                                                       -----------
INVESTMENT INCOME--NET                                                                  $ 849,654
                                                                                       -----------
                                                                                       -----------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS  (Unaudited)
--------------------------------------------------------------------------------
PRIMARY FUND

                                                                                            SIX MONTHS
                                                                                               ENDED        YEAR ENDED
                                                                                           FEBRUARY 28,     AUGUST 31,
                                                                                               1999            1998
                                                                                          ---------------  -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                                                   $     849,654   $   1,767,808
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                                        (849,654)     (1,767,808)
CAPITAL SHARE TRANSACTIONS--NET                                                                  253,679       1,532,007
                                                                                          ---------------  -------------
TOTAL INCREASE                                                                                   253,679       1,532,007
NET ASSETS
  Beginning of Period                                                                         34,576,882      33,044,875
                                                                                          ---------------  -------------
  End of Period                                                                            $  34,830,561   $  34,576,882
                                                                                          ---------------  -------------
                                                                                          ---------------  -------------

FINANCIAL HIGHLIGHTS  (Unaudited)
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

                                                                             CLASS T SHARES
                                       -------------------------------------------------------------------------------------------
                                       SIX MONTHS ENDED
                                         FEBRUARY 28,                              YEAR ENDED AUGUST 31,
                                       ----------------  -------------------------------------------------------------------------
                                             1999            1998           1997           1996           1995           1994
                                       ----------------  -------------  -------------  -------------  -------------  -------------
Net Asset Value, Beginning of Period    $    1.00        $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
Investment income--net                       0.02             0.05           0.05           0.05           0.05           0.03
                                          -------        -------------  -------------  -------------  -------------  -------------
     Total from Investment Operations        0.02             0.05           0.05           0.05           0.05           0.03
Less distributions from
  Investment income--net                    (0.02)           (0.05)         (0.05)         (0.05)         (0.05)         (0.03)
                                          -------        -------------  -------------  -------------  -------------  -------------
                  Total Distributions       (0.02)           (0.05)         (0.05)         (0.05)         (0.05)         (0.03)
                                          -------        -------------  -------------  -------------  -------------  -------------
Net Asset Value, End of Period          $    1.00        $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                          -------        -------------  -------------  -------------  -------------  -------------
                                          -------        -------------  -------------  -------------  -------------  -------------
Total Return                                 2.42%**          5.15%          4.98%          5.07%          5.01%          2.91%
                                          -------        -------------  -------------  -------------  -------------  -------------
                                          -------        -------------  -------------  -------------  -------------  -------------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL
 DATA
Net Assets, end of period (000's
 omitted)                               $  34,831        $  34,577      $  33,045      $  37,465      $  20,984      $  15,208
Ratio of expenses to average net
 assets *                                    0.80%            0.80%          0.80%          0.81%          0.84%          0.79%
Ratio of net investment income to
 average net assets *                        4.83%            5.02%          4.86%          4.93%          4.91%          2.88%

*   Ratios annualized

**  Returns are not annualized

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 1999  (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND

                                                                                         INTEREST/
MUNICIPAL BONDS                                                              MATURITY   STATED RATE    FACE
 RATING(a)                                                                     DATE         (%)       AMOUNT       VALUE

CALIFORNIA--4.90%
Aa3/A+          California State General Obligation Bonds Unlimited           06/01/11       5.250%  $ 100,000  $    105,958
Aaa/AAA         Sacramento, California Municipal Utility District Electric
                 Revenue Bonds, Series I                                      01/01/15       5.750%    200,000       213,628
Aaa/AAA         San Francisco, California City and County Sewer Revenue
                 Refunding Bonds                                              10/01/16       5.375%    250,000       255,863
                                                                                                                ------------
                                                                                                                     575,449
FLORIDA--8.19%
Aaa/AAA         Dade County, Florida Water & Sewer System Revenue Bonds       10/01/16       5.375%    400,000       418,572
Aaa/AAA         Miami Dade County Solid Waste System Revenue Bonds            10/01/18       4.375%    400,000       387,096
Aa2/AA+         State of Florida-State Board of Education, Public
                 Education Capital Outlay Bonds, 1992 Series E                06/01/19       5.750%    145,000       154,899
                                                                                                                ------------
                                                                                                                     960,567
GEORGIA--1.57%
A3/A            Municipal Electric Authority of Georgia-Power Revenue
                 Bonds, Series AA                                             01/01/07       5.400%    175,000       184,464
                                                                                                                ------------
ILLINOIS--8.94%
Aaa/AAA         Chicago, Illinois-General Obligation Bonds Unlimited          01/01/25       5.125%    100,000        99,074
Aa2/AA          Illinois Health Facilities Authority-Revenue Bonds, Series
                 A, (Northwestern Memorial Hospital)                          08/15/24       6.000%    100,000       107,554
Aa2/AA          Illinois Health Facilities Authority-Revenue Bonds, Series
                 1994A,(Northwestern Memorial Hospital)                       08/15/14       6.100%    200,000       217,578
Aaa/AAA         Illinois State Toll Highway Authority-Highway Priority
                 Revenue Bonds, Series A-FGIC                                 01/01/17       5.750%    175,000       190,454
Aaa/AAA         Regional Transportation Authority of Illinois Revenue
                 Bonds, Refunding MBIA                                        06/01/18       5.500%    200,000       207,508
Aa2/AAA         State of Illinois-Build Illinois Bonds, Sales Tax Revenue
                 Bonds, Series V                                              06/15/17       6.375%    200,000       226,456
                                                                                                                ------------
                                                                                                                   1,048,624
LOUISIANA--5.88%
Aaa/AAA         Louisiana Public Facilities Authority Hospital Revenue
                 Bonds, Series C                                              07/01/19       5.000%    400,000       390,000
Aaa/AAA         New Orleans, Louisiana Sewer Service Revenue Bonds            06/01/18       5.000%    300,000       299,241
                                                                                                                ------------
                                                                                                                     689,241
MASSACHUSETTS--4.24%
Aaa/AAA         Massachusetts State Water Revenues Authority, General
                 Purpose-Series A                                             11/01/21       5.500%    450,000       496,921
                                                                                                                ------------
NEW MEXICO--0.90%
Aaa/AAA         Central Consolidated School District No.22 San Juan
                 County, New Mexico General Obligation School Building
                 Bonds                                                        08/15/09       5.300%    100,000       105,421
                                                                                                                ------------
NEW YORK--5.59%
A3/A-           New York City, New York-General Obligation Bonds
                 Unlimited, Series J                                          08/01/18       5.000%    200,000       198,032
Aaa/AAA         New York City, New York-General Obligation Bonds
                 Unlimited, Series J                                          02/15/07       5.000%    100,000       105,162
Aa3/A+          Triborough Bridge & Tunnel Authority, New York, Revenue
                 Bonds, General Purpose-Series B                              01/01/27       5.200%    350,000       352,930
                                                                                                                ------------
                                                                                                                     656,124

SCHEDULE OF INVESTMENTS  February 28, 1999  (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND, CONTINUED

                                                                                         INTEREST/
MUNICIPAL BONDS                                                              MATURITY   STATED RATE    FACE
 RATING(a)                                                                     DATE         (%)       AMOUNT       VALUE

NORTH CAROLINA--1.84%
Aaa/AAA         City of Charlotte, North Carolina-General Obligation
                 Public Improvement Bonds, Series 1994                        02/01/08       5.700%  $ 100,000  $    110,080
Baa1/BBB        North Carolina Eastern Municipal Power Agency-Power System
                 Revenue Bonds, Refunding Series 1993 B                       01/01/12       6.250%    100,000       105,899
                                                                                                                ------------
                                                                                                                     215,979
OHIO--3.65%
Aaa/AAA         Franklin County, Ohio-General Obligation Bonds Limited        12/01/08       5.100%    300,000       321,654
Aaa/AAA         Franklin County, Ohio-General Obligation Bonds Limited        12/01/11       5.300%    100,000       106,914
                                                                                                                ------------
                                                                                                                     428,568
OKLAHOMA--0.98%
Aaa/NR          Oklahoma Housing Finance Agency-Single Family Mortgage
                 Revenue Bonds (Homeownership Loan Program), 1994 Series
                 A-1 (b)                                                      09/01/07       6.250%    110,000       114,677
                                                                                                                ------------
OREGON--1.91%
A1/A+           City of Portland, Oregon-Sewer System Revenue Bonds, 1994
                 Series A                                                     06/01/15       6.250%    200,000       223,992
                                                                                                                ------------
PENNSYLVANIA--0.89%
Aa3/AA          Pennsylvania State General Obligation Bonds Unlimited,
                 Refunding & Projects-First Series                            04/15/06       5.000%    100,000       104,733
                                                                                                                ------------
PUERTO RICO--2.08%
Baa1/A          Commonwealth of Puerto Rico-Public Improvement Refunding
                 Bonds, Series 1992A, General Obligation Bonds                07/01/14       6.000%    100,000       107,060
Baa1/BBB+       Puerto Rico Electric Power Authority-Power Revenue Bonds,
                 Series R                                                     07/01/17       6.250%    125,000       137,097
                                                                                                                ------------
                                                                                                                     244,157
RHODE ISLAND--0.91%
Aa2/AA+         Rhode Island Housing & Mortgage Financial Corporation,
                 Homeownership Opportunity, Series 20-A                       04/01/17       6.150%    100,000       106,526
                                                                                                                ------------
TENNESSEE--1.76%
A1/A+           Tennessee Housing Development Agency-Mortgage Finance
                 Program Bonds, 1994 Series B (b)                             01/01/09       6.200%    200,000       206,668
                                                                                                                ------------
TEXAS--23.64%
Aaa/AAA         Baytown, Texas-Water and Sewer Revenue Bonds                  02/01/14       5.950%    100,000       108,880
Aaa/AAA         Board of Regents of The University of Texas
                 System-Permanent University Fund, Refunding Bonds Series
                 1992A                                                        07/01/13       6.250%    200,000       214,344
Aaa/AAA         City of Austin, Texas-Combined Utility Systems Revenue
                 Refunding Bonds, Series 1994                                 05/15/16       6.250%    100,000       111,679
Aa2/AA          City of Dallas, Texas-Waterworks and Sewer System Revenue
                 Bonds, Series 1994                                           04/01/07       5.600%    100,000       104,194
Aaa/AAA         Collin County, Texas-Community College District,
                 Consolidated Fund, Revenue Bonds                             02/01/15       5.250%    400,000       412,276
Aaa/AAA         Dallas-Fort Worth International Airport-Dallas-Fort Worth
                 Regional Airport, Joint Revenue Refunding Bonds, Series
                 1994A                                                        11/01/10       6.000%    100,000       109,164
Aaa/AAA         Denton, Texas-General Obligation Bonds Limited                02/15/08       5.500%    130,000       139,793
Aaa/AAA         Denton, Texas-General Obligation Bonds Limited                02/15/09       5.600%    120,000       129,232
Aaa/NR          Flower Mound, Texas-Refunding and Improvement, General
                 Obligation Unlimited                                         03/01/17       5.500%    200,000       208,142

SCHEDULE OF INVESTMENTS  February 28, 1999  (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND, CONTINUED

                                                                                         INTEREST/
MUNICIPAL BONDS                                                              MATURITY   STATED RATE    FACE
 RATING(a)                                                                     DATE         (%)       AMOUNT       VALUE

TEXAS--CONTINUED
Aaa/AAA         Galveston Independent School District-Unlimited Tax
                 Schoolhouse Bonds, Series 1994                               02/01/07       5.200%  $ 100,000  $    106,100
Aa2/AA          Harris County, Texas-Tax and Revenue Certificates of
                 Obligation, Series 1994                                      10/01/12       6.100%    135,000       150,015
Aa2/AA          Harris County, Texas-Tax and Revenue Certificates of
                 Obligation, Series 1994                                      10/01/13       6.100%    125,000       138,903
Aaa/AAA         Laredo, Texas-General Obligation Bonds Unlimited              02/15/11       5.250%    100,000       104,931
Aaa/AAA         Mission Texas Consolidated Independent School
                 District-General Obligation Bonds Unlimited                  02/15/18       4.500%    200,000       187,602
AAA/NR          Tarrant County Health Facilities Development
                 Corporation-Health System Revenue Bonds, (Harris
                 Methodist Health System), Series 1994 (c)                    09/01/14       6.000%    200,000       228,560
Aaa/AAA         Texas Turnpike Authority-Dallas North Tollway System
                 Revenue Bonds, Series 1995 (President George Bush
                 Turnpike)                                                    01/01/15       5.400%    100,000       104,395
Aaa/AAA         West University Place, Texas-General Obligation Bonds
                 Limited, Permanent Improvement                               02/01/14       5.650%    100,000       107,258
Aaa/NR          Weslaco, Texas Independent School District General
                 Obligation Bonds                                             02/15/13       5.650%    100,000       107,605
                                                                                                                ------------
                                                                                                                   2,773,073
UTAH--1.04%
Aa2/AA          Utah Housing Finance Agency-Single Family Mortgage Bonds,
                 1995 Issue A, (Federally Insured or Guaranteed Mortgage
                 Loans) (b)                                                   07/01/12       7.150%     45,000        48,383
Aa2/NR          Utah State Housing Financial Agency-Single Family Mortgage
                 Bonds, Series F1                                             07/01/13       6.000%     70,000        73,804
                                                                                                                ------------
                                                                                                                     122,187
VIRGINIA--0.92%
Aaa/AAA         Virginia State Housing Development Authority Commonwealth
                 Mortgage Bonds, Series A, Subseries A-4 (b)                  07/01/15       6.300%    100,000       107,488
                                                                                                                ------------
WASHINGTON--9.13%
Aaa/AAA         City of Richland, Washington-Water and Sewer Improvement
                 Revenue Bonds, 1993                                          04/01/07       5.550%    300,000       317,499
Aa1/AA+         King County, Washington-Department of Metropolitan
                 Services, Limited Tax General Obligation Bonds, 1994
                 Series A                                                     01/01/08       5.800%    200,000       220,222
Aa1/AA+         King County, Washington-Limited Tax General Obligation and
                 Refunding Bonds, 1993 Series A                               12/01/10       6.000%    100,000       109,052
Aaa/AAA         Municipality of Metropolitan Seattle Sewer Refunding
                 Revenue Bonds, Series X                                      01/01/15       5.400%    100,000       103,052
Aa1/AA+         Port of Seattle, Washington-General Obligation Bonds (b)      05/01/14       5.750%    100,000       105,954
Aa1/AA+         State of Washington-General Obligation Bonds, Series 1994B    05/01/09       5.750%    100,000       107,769
Aa1/AA+         State of Washington-General Obligation Bonds, Series 1994B    09/01/16       6.000%    100,000       108,062
                                                                                                                ------------
                                                                                                                   1,071,610

SCHEDULE OF INVESTMENTS  February 28, 1999  (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND, CONTINUED

                                                                                         INTEREST/
MUNICIPAL BONDS                                                              MATURITY   STATED RATE    FACE
 RATING(a)                                                                     DATE         (%)       AMOUNT       VALUE

WISCONSIN--2.76%
Aa2/AA          City of Green Bay-General Obligation Refunding Bonds,
                 Series 1994B                                                 04/01/09       5.900%  $ 200,000  $    214,768
AAA/AA          State of Wisconsin-General Obligation Bonds Unlimited,
                 Series C(c)                                                  05/01/09       5.400%    100,000       108,590
                                                                                                                ------------
                                                                                                                     323,358
                                                                                 TOTAL MUNICIPAL BONDS--91.72%
                                                                                            (Cost $10,061,154)    10,759,827
                                                                                                                ------------
COMMERCIAL PAPER
GOVERNMENT AGENCIES--3.26%
                Federal Home Loan Bank                                        03/01/99       4.800%    100,000        99,973
                Federal Home Loan Mortgage Company                            03/04/99       4.750%    283,000       282,813
                                                                                                                ------------
                                                                                                                     382,786
MANUFACTURING-SPECIALTY--1.19%
                Aluminum Company of America                                   03/08/99       4.850%    139,000       138,832
                                                                                                                ------------

RETAIL-SPECIALTY--2.43%
                Toys "R" Us, Incorporated                                     03/03/99       4.860%    285,000       284,846
                                                                                                                ------------
                                                                                 TOTAL COMMERCIAL PAPER--6.88%
                                                                                               (Cost $806,464)       806,464
                                                                                                                ------------
                                                                                     TOTAL INVESTMENTS--98.60%
                                                                                            (Cost $10,867,618)    11,566,291
                                                                CASH AND OTHER ASSETS, LESS LIABILITIES--1.40%       164,740
                                                                                                                ------------
                                                                                     TOTAL NET ASSETS--100.00%  $ 11,731,031
                                                                                                                ------------
                                                                                                                ------------

Notes to Schedule of Investments

(a) Ratings assigned by Moody's Investor's Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P). Ratings are unaudited.

(b) Security subject to the alternative minimum tax.

(c) Issuer has defeased these bonds, collateral for such defeasance is U.S. Government obligations.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 28, 1999  (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND

ASSETS
Investment in securities, at value                                                            $  11,566,291
Prepaid expenses                                                                                     33,033
Receivable for:
  Capital stock sold                                                                                  3,090
  Interest                                                                                          135,737
  Expense reimbursement                                                                               7,129
Other assets                                                                                          3,211
                                                                                              -------------
                                                                                TOTAL ASSETS     11,748,491
                                                                                              -------------
LIABILITIES
Accrued:
  Investment advisory fee                                                                             4,372
  Service fee                                                                                         2,185
Other liabilities                                                                                    10,903
                                                                                              -------------
                                                                           TOTAL LIABILITIES         17,460
                                                                                              -------------
                                               NET ASSETS (applicable to shares outstanding)  $  11,731,031
                                                                                              -------------
                                                                                              -------------
NET ASSETS:
Class A                                                                                       $       8,054
-----------------------------------------------------------------------------------------------------------
Class B                                                                                       $       1,005
-----------------------------------------------------------------------------------------------------------
Class C                                                                                       $       3,104
-----------------------------------------------------------------------------------------------------------
Class T                                                                                       $  11,718,868
-----------------------------------------------------------------------------------------------------------
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                                                    100,000,000
  Outstanding                                                                                       752.494
-----------------------------------------------------------------------------------------------------------
Class B:
  Authorized                                                                                    100,000,000
  Outstanding                                                                                        94.056
-----------------------------------------------------------------------------------------------------------
Class C:
  Authorized                                                                                    100,000,000
  Outstanding                                                                                       290.432
-----------------------------------------------------------------------------------------------------------
Class T:
  Authorized                                                                                     21,000,000
  Outstanding                                                                                 1,099,206.434
-----------------------------------------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share                                              $       10.70
  Offering price per share: (Net Assets value of $10.70 / 95.25%)                             $       11.23
-----------------------------------------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                                                $       10.69
-----------------------------------------------------------------------------------------------------------
Class C:
  Net asset value and redemption price per share                                              $       10.69
  Offering price per share: (Net Assets value of $10.69 / 99.00%)                             $       10.80
-----------------------------------------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share                                              $       10.66
  Offering price per share: (Net Assets value of $10.66 / 95.5%)                              $       11.16
-----------------------------------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Six Months Ended February 28, 1999  (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND

INVESTMENT INCOME
Interest                                                                                 $ 291,558
EXPENSES
Investment advisory fees                                                                    27,569
Service fees                                                                                13,784
Professional fees                                                                            2,612
Custody and transaction fees                                                                 6,477
Directors' fees                                                                              5,680
Qualification fees                                                                          14,720
Shareholder reporting expenses                                                                 802
Insurance expenses                                                                             861
Other                                                                                          250
                                                                                         ---------
                                                                         TOTAL EXPENSES     72,755
                                                               LESS EXPENSES REIMBURSED    (32,792)
                                                                                         ---------
                                                                           NET EXPENSES     39,963
                                                                                         ---------
INVESTMENT INCOME--NET                                                                     251,595
                                                                                         ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                                          24,003
  Change in unrealized depreciation of investments for the period                           (4,102)
                                                                                         ---------
NET GAIN ON INVESTMENTS                                                                     19,901
                                                                                         ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $ 271,496
                                                                                         ---------
                                                                                         ---------

STATEMENT OF CHANGES IN NET ASSETS  (Unaudited)
--------------------------------------------------------------------------------

                                                                                            SIX MONTHS
                                                                                               ENDED        YEAR ENDED
                                                                                           FEBRUARY 28,     AUGUST 31,
                                                                                               1999            1998
                                                                                          ---------------  -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                                                   $     251,595   $     491,640
  Net realized gain on investments                                                                24,003          28,603
  Change in unrealized appreciation (depreciation)                                                (4,102)        363,642
                                                                                          ---------------  -------------
  Net increase in net assets resulting from operations                                           271,496         883,885
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                                                          (22)             --
    Class B                                                                                           (5)             --
    Class C                                                                                           (4)             --
    Class T                                                                                     (254,740)       (499,989)
                                                                                          ---------------  -------------
    Total distributions from shareholders                                                       (254,771)       (499,989)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                                                        8,091              --
    Class B                                                                                        1,005              --
    Class C                                                                                        3,104              --
    Class T                                                                                      644,442         (26,401)
                                                                                          ---------------  -------------
    Total net capital share transactions                                                         656,642         (26,401)
                                                                                          ---------------  -------------
TOTAL INCREASE                                                                                   673,367         357,495
NET ASSETS
  Beginning of Period                                                                         11,057,664      10,700,169
                                                                                          ---------------  -------------
  End of Period                                                                            $  11,731,031   $  11,057,664
                                                                                          ---------------  -------------
                                                                                          ---------------  -------------

See notes to financial statements.

FINANCIAL HIGHLIGHTS  (Unaudited)
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

TAX FREE FUND

                                                                                CLASS T SHARES
                                           ----------------------------------------------------------------------------------------
                                            SIX MONTHS                                                                   PERIOD
                                               ENDED                                                                      ENDED
                                           FEBRUARY 28,                     YEAR ENDED AUGUST 31,                      AUGUST 31,
                                           -------------  ----------------------------------------------------------  -------------
                                               1999           1998           1997           1996           1995           1994
                                           -------------  -------------  -------------  -------------  -------------  -------------
Net Asset Value, Beginning of Period       $   10.64      $   10.27      $    9.93      $    9.95      $    9.62      $   10.00
Investment income--net                          0.24           0.49           0.51           0.53           0.51           0.24
Net realized and unrealized gain (loss)
 on investments                                 0.02           0.37           0.33          (0.02)          0.33          (0.38)
                                           -------------  -------------  -------------     ------         ------         ------
         Total from Investment Operations       0.26           0.86           0.84           0.51           0.84          (0.14)
Less distributions from Investment
 income--net                                   (0.24)         (0.49)         (0.50)         (0.53)         (0.51)         (0.24)
                                           -------------  -------------  -------------     ------         ------         ------
                      Total Distributions      (0.24)         (0.49)         (0.50)         (0.53)         (0.51)         (0.24)
                                           -------------  -------------  -------------     ------         ------         ------
Net Asset Value, End of Period             $   10.66      $   10.64      $   10.27      $    9.93      $    9.95      $    9.62
                                           -------------  -------------  -------------     ------         ------         ------
                                           -------------  -------------  -------------     ------         ------         ------
Total Return                                    2.44%**        8.58%          8.61%          5.18%          9.15%          1.49%**
                                           -------------  -------------  -------------     ------         ------         ------
                                           -------------  -------------  -------------     ------         ------         ------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)  $  11,731      $  11,058      $  10,700      $   9,148      $   8,399      $   7,295
Ratio of expenses to average net assets         0.71%*         0.75%          0.54%            --             --           1.11%*
Ratio of net investment income to average
 net assets                                     4.49%*         4.60%          4.97%          5.27%          5.43%          2.50%*
Portfolio turnover rate                         4.17%         12.77%         22.15%         18.44%         12.63%         16.49%

                                                                 CLASS A SHARES     CLASS B SHARES     CLASS C SHARES
                                                                -----------------  -----------------  -----------------
                                                                   PERIOD FROM        PERIOD FROM        PERIOD FROM
                                                                 JANUARY 1, 1999    JANUARY 1, 1999    JANUARY 1, 1999
                                                                       TO                 TO                 TO
                                                                  FEBRUARY 28,       FEBRUARY 28,       FEBRUARY 28,
                                                                -----------------  -----------------  -----------------
                                                                      1999               1999               1999
                                                                -----------------  -----------------  -----------------
Net Asset Value, Beginning of Period                              $   10.68          $   10.68          $   10.68
Investment income--net                                                 0.05               0.04               0.04
Net realized and unrealized gain (loss) on investments                 0.02               0.02               0.01
                                                                     ------             ------             ------
                              Total from Investment Operations         0.07               0.06               0.05
Less distributions from
  Investment income--net                                              (0.05)             (0.05)             (0.04)
                                                                     ------             ------             ------
                                           Total Distributions        (0.05)             (0.05)             (0.04)
                                                                     ------             ------             ------
Net Asset Value, End of Period                                    $   10.70          $   10.69          $   10.69
                                                                     ------             ------             ------
                                                                     ------             ------             ------
Total Return **                                                        0.67%              0.56%              0.50%
                                                                     ------             ------             ------
                                                                     ------             ------             ------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)                         $   8,054          $   1,005          $   3,104
Ratio of expenses to average net assets *                              1.47%              2.11%              2.38%
Ratio of net investment income to average net assets *                 3.50%              3.05%              2.75%
Portfolio turnover rate                                                4.17%              4.17%              4.17%

*   Ratios annualized

**  Returns are not annualized

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 1999  (Unaudited)
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                              INTEREST/
                                                  MATURITY     STATED       FACE
COMMERCIAL PAPER                                    DATE       RATE(%)     AMOUNT      VALUE
FINANCIAL SERVICES--9.21%
GE Capital Corporation                             03/03/99       4.83%   $ 145,000  $  144,961
National Rural Utilities                           03/08/99       4.85%     130,000     129,877
                                                                                     ----------
                                                                                        274,838
GOVERNMENT AGENCIES--80.57%
Federal Farm Credit Bank                           03/16/99       4.70%     335,000     334,343
Federal Home Loan Bank                             03/10/99       4.72%     295,000     294,652
Federal Home Loan Mortgage Corporation             03/02/99       4.72%   1,000,000     999,869
Federal Home Loan Mortgage Corporation             03/05/99       4.75%     776,000     775,590
                                                                                     ----------
                                                                                      2,404,454
MANUFACTURING-SPECIALTY--4.86%
Aluminum Company of America                        03/04/99       4.85%     145,000     144,941

RETAIL-SPECIALTY--3.35%
Toys "R" Us, Incorporated                          03/01/99       4.87%     100,000     100,000
                                                                                     ----------
                                                          TOTAL INVESTMENTS--97.99%
                                                                  (Cost $2,924,233)   2,924,233
                                     CASH AND OTHER ASSETS, LESS LIABILITIES--2.01%      60,106
                                                                                     ----------
                                                          TOTAL NET ASSETS--100.00%  $2,984,339
                                                                                     ----------
                                                                                     ----------

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 28, 1999  (Unaudited)
--------------------------------------------------------------------------------
MONEY MARKET FUND

ASSETS
Investment in securities, at value                                                      $2,924,233
Cash                                                                                           875
Prepaid expenses                                                                            28,348
Receivable for:
  Capital stock sold                                                                        30,656
  Expense reimbursement                                                                      3,840
                                                                                        ----------
                                                                         TOTAL ASSETS    2,987,952
                                                                                        ----------
LIABILITIES
  Capital stock reacquired                                                                     384
Accrued:
  Investment advisory fee                                                                      413
  Service fee                                                                                  413
Other liabilities                                                                            2,403
                                                                                        ----------
                                                                    TOTAL LIABILITIES        3,613
                                                                                        ----------
                                                                           NET ASSETS   $2,984,339
                                                                                        ----------
                                                                                        ----------
Shares of capital stock standing, (1,000,000,000 shares authorized, $.01 par value
 per share)                                                                              2,984,339
                                                                                        ----------
                                                                                        ----------
Net asset value                                                                         $     1.00
                                                                                        ----------
                                                                                        ----------

STATEMENT OF OPERATIONS  Two Months Ended February 28, 1999  (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                                                $  16,848
EXPENSES
Investment advisory fees                                                                      653
Service fees                                                                                  653
Professional fees                                                                             739
Custody and transaction fees                                                                  513
Directors' fees                                                                             2,000
Qualification fees                                                                          5,472
                                                                                       -----------
                                                                       TOTAL EXPENSES      10,030
                                                             LESS EXPENSES REIMBURSED      (8,170)
                                                                                       -----------
                                                                         NET EXPENSES       1,860
                                                                                       -----------
INVESTMENT INCOME--NET                                                                  $  14,988
                                                                                       -----------
                                                                                       -----------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS  (Unaudited)
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                                                                       PERIOD FROM
                                                                                                        JANUARY 1,
                                                                                                           1999
                                                                                                            TO
                                                                                                       FEBRUARY 28,
                                                                                                           1999
                                                                                                      --------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                                                               $     14,988
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                                                    (14,988)
CAPITAL SHARE TRANSACTIONS--NET                                                                           2,984,339
                                                                                                      --------------
TOTAL INCREASE                                                                                            2,984,339
NET ASSETS
  Beginning of Period                                                                                            --
                                                                                                      --------------
  End of Period                                                                                        $  2,984,339
                                                                                                      --------------
                                                                                                      --------------

FINANCIAL HIGHLIGHTS  (Unaudited)
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

                                                                                                      PERIOD FROM
                                                                                                    JANUARY 1, 1999
                                                                                                           TO
                                                                                                      FEBRUARY 28,
                                                                                                    ----------------
                                                                                                          1999
                                                                                                    ----------------
Net Asset Value, Beginning of Period                                                                 $    1.00
Investment income--net                                                                                    0.01
                                                                                                        ------
                                                                  Total from Investment Operations        0.01
Less distributions from
  Investment income--net                                                                                 (0.01)
                                                                                                        ------
                                                                               Total Distributions       (0.01)
                                                                                                        ------
Net Asset Value, End of Period                                                                       $    1.00
                                                                                                        ------
                                                                                                        ------
Total Return**                                                                                            0.64%
                                                                                                        ------
                                                                                                        ------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)                                                            $   2,984
Ratio of expenses to average net assets *                                                                 0.52%
Ratio of net investment income to average net assets *                                                    4.23%

*   Ratios annualized

**  Returns are not annualized

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  February 28, 1999  (Unaudited)
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The SM&R Investments, Inc. (the "Funds"), formerly the SM&R Capital Funds, Inc., is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Funds name change and the names of each of Funds' series became effective January 1, 1999. The Funds are comprised of the SM&R Government Bond Fund ("Government Bond Fund"), formerly American National Government Income Fund Series, SM&R Primary Fund ("Primary Fund"), formerly American National Primary Fund Series, SM&R Tax Free Fund ("Tax Free Fund"), formerly American National Tax Free Fund Series, and SM&R Money Market Fund ("Money Market Fund"). Operations commenced March 16, 1992, for the Government Bond Fund and Primary Fund. The Tax Free Fund began operations September 9, 1993 and the Money Market Fund commenced operations January 1, 1999.

The Funds adopted the Multiple Class Plan for two of the Funds' series: the Government Bond Fund and the Tax Free Fund. Each had a single class of shares, and are offering five new classes as of January 1, 1999. The existing shares are the Class T shares, and the newly offered classes are: the Class A shares subject to an initial sales charge of up to 4.75% and a distribution and shareholder servicing plan ("12b-1 Plan"); the Class B shares subject to a contingent deferred sales charge and a 12b-1 Plan; the Class C shares subject to an initial sales charge of 1.00%, a contingent deferred sales charge, and a 12b-1 Plan; the Class J shares (Network class) subject to a 12b-1 Plan, only; and the Class Y shares (Institutional class) subject to no charges. The Class J and Y have not commenced operations. The Primary Fund and Money Market Fund have one class of shares, subject to no sales charge and no 12b-1 Plan.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION:
Investments in securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:
Investment transactions are accounted for on the trade date (date order to buy or sell is executed). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost for financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES:
For federal income tax purposes, each series is treated as a separate entity. The Funds intend to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intend to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements. At December 31, 1998, the funds' tax year-end, the Government Bond Fund, Primary Fund and the Tax Free Fund had capital loss carryforwards that will expire in 2004 of approximately $267,000, $6,000 and $17,000, respectively.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED
CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:
Fund shares are sold in a continuous public offering and may be redeemed on any business day.

      SM&R GOVERNMENT BOND FUND
      The Government Bond Fund invest primarily in the agencies or instrumentalities of the U.S. Government. Dividends to shareholders from net investment income are declared and paid monthly.

      SM&R PRIMARY FUND
      The Primary Fund's objective is to seek maximum current income consistent with capital preservation and liquidity through investment primarily in commercial paper. All capital stock transactions are made at net asset value. Distributions are computed daily and distributed monthly.

      SM&R TAX FREE FUND
      The Tax Free Fund's objective is to provide as high a level of interest income largely exempt from federal income taxes as is consistent with preservation of capital through investment of at least 80% of its net assets in tax-exempt securities during normal market conditions. Dividends to shareholders from net investment income are declared and paid monthly.

      SM&R MONEY MARKET FUND
      The Money Market Fund's objective is to seek the highest current income consistent with the stability of principal and maintenance of liquidity. All capital stock transactions are made at net asset value. Distributions are computed daily and distributed monthly.

EXPENSES:
Distribution, qualification fees or other fees directly attributable to a series' class of shares are charged to that series' class operations. All other operating expenses not directly attributable to a series are prorated among the series based on the relative amount of each series' net assets or shareholders, and then allocated among the classes of that series.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES
INVESTMENT ADVISORY FEES:
Securities Management and Research, Inc. ("SM&R") is the investment advisor and principal underwriter for the Funds. Investment advisory fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

GOVERNMENT BOND FUND
TAX FREE FUND

                                                                                      INVESTMENT
NET ASSETS                                                                           ADVISORY FEE
Not exceeding $100,000,000                                                                 0.50%
Exceeding $100,000,000 but not exceeding $300,000,000                                      0.45%
Exceeding $300,000,000                                                                     0.40%

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED
PRIMARY FUND

All average daily net assets                                              0.50%

MONEY MARKET FUND

All average daily net assets                                              0.25%

ADMINISTRATIVE SERVICE FEES:
Administrative fees paid to SM&R by the Funds are computed as a percentage of average daily net assets as follows:

NET ASSETS                                                                           SERVICE FEES
Not exceeding $100,000,000                                                                 0.25%
Exceeding $100,000,000 but not exceeding $200,000,000                                      0.20%
Exceeding $200,000,000 but not exceeding $300,000,000                                      0.15%
Exceeding $300,000,000                                                                     0.10%

SM&R has agreed to reimburse the Funds for regular operating expenses in excess of 1.25% per annum of the average daily net assets, except for the Money Market Fund which is in excess of 0.50%. SM&R has voluntarily agreed to reimburse the Primary Fund for regular operating expenses in excess of 0.80% per annum of average daily net assets and the Government Bond Fund for regular operating expenses in excess of 1.00% per annum of average daily net assets for the six months ended February 28, 1999. Regular operating expenses include the advisory fee and administrative service fee, but does not include the distribution and shareholder servicing fee.

SM&R has voluntarily agreed to waive investment advisory fees leaving the Tax Free Fund responsible for all other expenses.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES:
The Funds have adopted a 12b-1 Plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940, for two of the Funds' series: the Government Bond Fund and the Tax Free Fund, with respect to the Funds' Class A shares, Class B shares and Class C shares (the "Class A Plan", the "Class B Plan" and the "Class C Plan", respectively and collectively, the "Plans"). The Plans permit each class a distribution fee to compensate SM&R, or enable SM&R to compensate other persons, including Distributors, for distribution costs such as service fees paid to dealers, printing and distribution of prospectuses to prospective investors, sales literature and other sales and distribution related activities. The Funds pay compensation for Class A shares at 0.25% per annum of the average daily net assets, for Class B shares at 0.50% per annum of the average daily net assets and for Class C shares at 0.75% per annum of the average daily net assets.

The Class B and Class C Plans also permit a shareholder servicing fee of 0.25% per annum of the average daily net assets to compensate SM&R, or enable SM&R to compensate Service Providers, for providing ongoing servicing to shareholders of the Funds. For the two months ended February 28, 1999, no payments were made as compensation under the Plans.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED
SALES CHARGES:
SM&R, as principal underwriter, received as sales charges on sales of Class T shares, for six months ended February 28, 1999, and Class A and C shares, for the two months ended February 28, 1999, of capital stock of the Funds as follows:

                                                                                    SALES
                                                                                   CHARGES
                                                                               RECEIVED BY SM&R
Government Bond Fund                                                              $    6,431
Tax Free Fund                                                                     $   12,061

For the two months ended February 28, 1999, SM&R received no payment for contingent deferred sales charges imposed on the Class B and C shares of capital stock of the Funds.

SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"). As of February 28, 1999, SM&R and American National had the following ownership in the Funds:

                                 SM&R                        AMERICAN NATIONAL
                    -------------------------------  ---------------------------------
                                 PERCENT OF SHARES                  PERCENT OF SHARES
                      SHARES        OUTSTANDING         SHARES         OUTSTANDING
Government Bond        495,366             21%            679,025             29%
Primary                     --              --         16,334,010             47%
Tax Free               128,505             12%            641,112             58%
Money Market         1,158,349             39%                 --              --

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments in securities, other than commercial paper, were as follows:

                                                       PURCHASES       SALES
Government Bond                                       $  2,574,475  $  2,164,207
Tax Free                                              $    690,538  $    445,700

Gross unrealized appreciation and depreciation as of February 28, 1999, were as follows:

                                                        APPRECIATION DEPRECIATION
Government Bond                                          $ 553,683    $ 124,016
Tax Free                                                 $ 704,697    $   6,024

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK
GOVERNMENT BOND FUND

                                                                        SIX MONTHS ENDED                      YEAR ENDED
                                                                       FEBRUARY 28, 1999                   AUGUST 31, 1998
                                                                 ------------------------------     ------------------------------
                                                                    SHARES           AMOUNT            SHARES           AMOUNT
                                                                 ------------     -------------     ------------     -------------
  Sale of capital shares:
    Class T                                                            70,585     $     749,982          107,893     $   1,143,207
    Class A                                                               387             4,128               --                --
    Class B                                                               564             6,000               --                --
    Class C                                                                94             1,000               --                --
  Investment income dividends reinvested:
    Class T                                                            60,404           641,403          148,408         1,562,712
    Class A                                                                 2                21               --                --
    Class B                                                                 2                25               --                --
    Class C                                                                 1                 7               --                --
  Redemptions of capital shares outstanding:
    Class T                                                           (71,288)         (756,546)        (265,757)       (2,808,368)
    Class A                                                                --                --               --                --
    Class B                                                                --                --               --                --
    Class C                                                                --                --               --                --
                                                                 ------------     -------------     ------------     -------------
  Net increase (decrease) in capital shares outstanding                60,751     $     646,020           (9,456)    ($    102,449)
                                                                                  -------------                      -------------
                                                                                  -------------                      -------------
  Shares outstanding at beginning of period                         2,262,725                          2,272,181
                                                                 ------------                       ------------
  Shares outstanding at end of period                               2,323,476                          2,262,725
                                                                 ------------                       ------------
                                                                 ------------                       ------------
  Net assets as of February 28, 1999 are comprised of the following:
  Capital (par value and additional paid-in)                                      $  24,048,744
  Accumulated net realized loss on investments                                         (253,729)
  Net unrealized appreciation of investments                                            429,667
                                                                                  -------------
  Net Assets                                                                      $  24,224,682
                                                                                  -------------
                                                                                  -------------

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK--CONTINUED

PRIMARY FUND
                                                                        SIX MONTHS ENDED                      YEAR ENDED
                                                                       FEBRUARY 28, 1999                   AUGUST 31, 1998
                                                                 ------------------------------     ------------------------------
                                                                    SHARES           AMOUNT            SHARES           AMOUNT
                                                                 ------------     -------------     ------------     -------------
  Sale of capital shares:
    Class T                                                        20,161,128     $  20,161,128       35,251,969     $  35,251,969
  Investment income dividends reinvested:
    Class T                                                           826,942           826,928        1,891,922         1,891,922
  Redemptions of capital shares outstanding:
    Class T                                                       (20,734,377)      (20,734,377)     (35,611,884)      (35,611,884)
                                                                 ------------     -------------     ------------     -------------
  Net increase (decrease) in capital shares outstanding               253,693     $     253,679        1,532,007     $   1,532,007
                                                                                  -------------                      -------------
                                                                                  -------------                      -------------
  Shares outstanding at beginning of period                        34,582,655                         33,050,648
                                                                 ------------                       ------------
  Shares outstanding at end of period                              34,836,348                         34,582,655
                                                                 ------------                       ------------
                                                                 ------------                       ------------
  Net assets as of February 28, 1999 are comprised of the following:
  Capital (par value and additional paid-in)                                      $  34,836,316
  Accumulated net realized loss on investments                                           (5,755)
                                                                                  -------------
  Net Assets                                                                      $  34,830,561
                                                                                  -------------
                                                                                  -------------
TAX FREE FUND
                                                                        SIX MONTHS ENDED                      YEAR ENDED
                                                                       FEBRUARY 28, 1999                   AUGUST 31, 1998
                                                                 ------------------------------     ------------------------------
                                                                    SHARES           AMOUNT            SHARES           AMOUNT
                                                                 ------------     -------------     ------------     -------------
  Sale of capital shares:
    Class T                                                            43,896     $     469,959           59,089     $     621,304
    Class A                                                               751             8,074               --                --
    Class B                                                                94             1,000               --                --
    Class C                                                               290             3,100               --                --
  Investment income dividends reinvested:
    Class T                                                            23,124           247,508           51,288           536,758
    Class A                                                                 2                17               --                --
    Class B                                                                --                 5               --                --
    Class C                                                                --                 4               --                --
  Redemptions of capital shares outstanding:
    Class T                                                            (6,808)          (73,025)        (113,023)       (1,184,463)
    Class A                                                                --                --               --                --
    Class B                                                                --                --               --                --
    Class C                                                                --                --               --                --
                                                                 ------------     -------------     ------------     -------------
  Net increase (decrease) in capital shares outstanding                61,349     $     656,642           (2,646)    $     (26,401)
                                                                                  -------------                      -------------
                                                                                  -------------                      -------------
  Shares outstanding at beginning of period                         1,038,994                          1,041,640
                                                                 ------------                       ------------
  Shares outstanding at end of period                               1,100,343                          1,038,994
                                                                 ------------                       ------------
                                                                 ------------                       ------------
  Net assets as of February 28, 1999 are comprised of the following:
  Capital (par value and additional paid-in)                                      $  11,029,793
  Accumulated net realized gain on investments                                            2,565
  Net unrealized appreciation of investments                                            698,673
                                                                                  -------------
  Net Assets                                                                      $  11,731,031
                                                                                  -------------
                                                                                  -------------

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK--CONTINUED

MONEY MARKET

                                                                                  TWO MONTHS ENDED
                                                                                 FEBRUARY 28, 1999
                                                                                --------------------
                                                                                 SHARES     AMOUNT
                                                                                ---------  ---------
  Sale of capital shares                                                        2,972,576  $2,972,576
  Investment income dividends reinvested                                           15,769     15,769
  Redemptions of capital shares outstanding                                        (4,006)    (4,006)
                                                                                ---------  ---------
  Net increase in capital shares outstanding                                    2,984,339  $2,984,339
                                                                                           ---------
                                                                                           ---------
  Shares outstanding at beginning of period                                            --
                                                                                ---------
  Shares outstanding at end of period                                           2,984,339
                                                                                ---------
                                                                                ---------
  Net assets as of February 28, 1999 are comprised of the following:
  Capital (par value and additional paid-in)                                               $2,984,339
                                                                                           ---------
  Net Assets                                                                               $2,984,339
                                                                                           ---------
                                                                                           ---------

SM&R INVESTMENTS, INC.           2450 South Shore Blvd, League City, Texas 77573
--------------------------------------------------------------------------------

                                   DIRECTORS
                            Ernest S. Barratt, Ph.D.
                               Allan W. Matthews
                              Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                            Robert V. Shattuck, Jr.
                               Jamie G. Williams
                              Frank P. Williamson

                                    OFFICERS
                        Michael W. McCroskey, President
                Brenda T. Koelemay, Vice President and Treasurer
                        Emerson V. Unger, Vice President
                Teresa E. Axelson, Vice President and Secretary
              Terry E. Frank, Vice President and Portfolio Manager

                         INVESTMENT ADVISOR AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                                   CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                                 LEGAL COUNSEL
                          Greer, Herz & Adams, L.L.P.
                                One Moody Plaza
                             Galveston, Texas 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

              TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                              INDEPENDENT AUDITORS
                           Tait, Weller & Baker, CPA
                         8 Penn Center Plaza, Suite 800
                     Philadelphia, Pennsylvania 19103-2108

                 (This page has been left blank intentionally.)

                                SM&R EQUITY FUND

                                     GROWTH
                             SM&R Growth Fund, Inc.

                                  EQUITY INCOME
                          SM&R Equity Income Fund, Inc.

                                    BALANCED
                            SM&R Balanced Fund, Inc.

                             SM&R INVESTMENTS, INC.
                   CURRENT INCOME AND HIGH DEGREE OF SAFETY
                           SM&R Government Bond Fund

                            CURRENT TAX FREE INCOME
                               SM&R Tax Free Fund

                    STABILITY, LIQUIDITY AND CURRENT INCOME
                               SM&R Primary Fund

                    STABILITY, LIQUIDITY AND CURRENT INCOME
                            SM&R Money Market Fund

                                HOW TO REACH US:

                             SHAREHOLDER SERVICES
                                 (800) 231-4639

                                  FUND QUOTES
                            (800) 526-8346 ext. 268

                              SALES AND MARKETING
                                 (800) 526-8346

                            TO REQUEST A PROSPECTUS
                                 (800) 231-4639


                          SM&R SECURITIES MANAGEMENT
                               AND RESEARCH, INC.
                               MANAGER & DISTRIBUTOR
                               ----------------------
                               MEMBER NASD, SIPC

                 2450 South Shore Blvd. - League City, TX 77573
                                 (281) 334-2469




                                                              SEMI-ANNUAL REPORT